Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA

NOTE 14. QUARTERLY FINANCIAL DATA

The following tables set forth unaudited summary financial results on a quarterly basis for the three most recent years.

	Quarter Ended				Total Year
	March 31	June 30	September 30	December 31
2010
Operating loss	$(1,200,166)	$(872,666)	$(1,766,333)	$(1,581,555)	$(5,420,720)
Net income (loss) attributable to common shareholders	(2,700,582)	(4,297,358)	(2,749,306)	29,729,001	19,981,755
Basic and diluted earnings (loss) per common share	$(0.12)	$(0.19)	$(0.12)	$1.32	$0.89
Weighted average shares	22,101,861	22,373,261	22,500,492	22,533,363	22,428,950

2009
Operating loss	$(4,446,274)	$(220,806)	$(1,245,932)	$(2,454,253)	$(8,367,265)
Net income (loss) attributable to common shareholders	(8,746,889)	4,449,187	(3,522,968)	(8,373,542)	(16,194,212)
Basic and diluted earnings (loss) per common share	$(0.42)	$0.21	$(0.16)	$(0.38)	$(0.75)
Weighted average shares	20,935,018	21,296,822	22,097,434	22,101,264	21,612,172